Label	Element	Value
Dreyfus Natural Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001111178_SupplementTextBlock

November 18, 2016

DREYFUS OPPORTUNITY FUNDS

Dreyfus Natural Resources Fund

Supplement to Summary and Statutory Prospectus

dated February 1, 2016

The following changes will take effect on December 19, 2016:

Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Natural Resources Fund
Strategy [Heading]	rr_StrategyHeading	The following sentence replaces the last sentence of the sections entitled "Principal Investment Strategy" in the summary prospectus and "Fund Summary – Principal Investment Strategy" in the statutory prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund may invest in foreign securities, including emerging markets securities, without limitation.